TAXES ON INCOME (Schedule of Tax Expenses on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current taxes	$ 7,752	$ 7,624	$ 13,778
Deferred taxes	(1,509)	(3,064)	(6,376)
Income tax expense	6,243	4,560	7,402
Domestic	2,874	2,726	3,838
Foreign	3,369	1,834	3,564
Taxes in respect of prior years	$ 6,243	$ 4,560	$ 7,402